Loss Per Common Share (Details) - shares	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Common-Equivalent Shares	268,605,969	268,605,969	132,903,820	120,148,880
Series A Preferred Stock outstanding, Common equivalent [Member]
Common-Equivalent Shares	66,871,012	66,871,012	62,138,160	62,138,160
Warrants to acquire Series A Preferred Stock, Common equivalent [Member]
Common-Equivalent Shares	52,485,605	52,485,605	51,577,380	50,810,720
Options to acquire Common Stock [Member]
Common-Equivalent Shares	6,800,000	6,800,000	19,188,280	7,200,000
Warrants to acquire Common Stock [Member]
Common-Equivalent Shares	65,560,121	65,560,121
Shares issuable upon conversion of notes [Member]
Common-Equivalent Shares	76,889,231	76,889,231